SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of subsidiaries [Table Text Block]
Name	Location	Ownership	Principal Activity
Mineral Mexicana el Rosario S.A. de C.V.	Mexico	100%	Mining company
Metálicos de Durango S.A. de C.V.	Mexico	100%	Mining services company
Minera de Villa Seca S.A. de C.V.	Mexico	100%	Mining services company
Coboro Minerales de México S.A. de C.V.	Mexico	100%	Exploration company
Great Panther Coricancha S.A.	Peru	100%	Exploration company
Great Panther Silver Peru S.A.C.	Peru	100%	Exploration company
Cangold Peru S.A.C.	Peru	100%	Exploration company
Great Panther Finance Canada Limited	Canada	100%	Financing company
Cangold Limited	Canada	100%	Exploration company
GP Finance International s.a.r.l.	Luxembourg	100%	Financing company

Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
Computer	straight line over estimated useful life of 3 years

Furniture	straight line over estimated useful life of 5 years

Office	straight line over estimated useful life of 5 years

Software	straight line over estimated useful life of 3 years

Leasehold improvements	straight line over term of the lease

Disclosure of consolidated statements of income and loss [Table Text Block]
Consolidated statements of income and loss
Year ended December 31, 2016

Intangible assets, as previously presented	$22
Aggregate immaterial presentation to mineral properties, plant and equipment	(22)
Intangible assets	$–

Mineral properties, plant and equipment, as previously presented	$14,096
Aggregate immaterial presentation from intangible assets	22
Mineral properties, plant and equipment	$14,118

Finance costs, as previously presented	$99
Amounts reallocated to accretion	(23)
Finance costs	$76

Accretion, as previously presented	$–
Amounts reallocated from finance costs	23
Accretion	$23